Related party transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Anglo Ardmore Ship Management Limited
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Corporate Joint Venture [Member] | Anglo Ardmore Ship Management Limited
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Total management fees paid	$ 4.4	$ 3.7	$ 3.2
Anglo Ardmore Ship Management Limited
Related Party Transaction [Line Items]
Number of vessels for which technical management services is provided | item	25	22
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from/(to) related party in respect of management fees	$ 0.0	$ 0.0
Advances made	4.4	2.6
Amounts payable to related party	0.7	0.4
Related Party [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	0.5	0.2
Related Party [Member] | Accrued Expenses and Other Liabilities [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	$ 0.2	$ 0.2